Summary of Significant Accounting Policies (Details 1) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Lease merchandise at cost	$ 8,040,790	$ 6,929,509	$ 8,128
Accumulated depreciation	3,426,342	2,160,591	124
Impairment reserve	582,000	527,000
Lease merchandise, net	$ 4,032,448	$ 4,241,918	$ 8,004